UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-5276_

Value Line Strategic Asset Management Trust

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/08 is included with this Form.

■  Value Line Strategic Asset Management Trust (“The Trust”) (Unaudited)

Semiannual Report
To Contractowners

Stephen E. Grant, Portfolio Manager (right)
Jeffrey D. Geffen, Director of Bond Management (left)

Objective:

High total investment return consistent with reasonable risk

Inception Date:

October 1, 1987

Net Assets at June 30, 2008:

$535,699,140

Portfolio composition at June 30, 2008:

(Percentage of Total Net Assets)

Top Ten Common Stock Holdings (As of 6/30/2008)

Company	Percentage of Total Net Assets
XTO Energy, Inc.	1.10%
FMC Technologies, Inc.	1.06%
Thermo Fisher Scientific, Inc.	1.02%
Range Resources Corp.	0.99%
Praxair, Inc.	0.99%
Cleveland-Cliffs, Inc.	0.89%
ITT Corp.	0.84%
Equitable Resources, Inc.	0.80%
Intuitive Surgical, Inc.	0.70%
Energen Corp.	0.70%

Sector Weightings vs. Index (As of 6/30/2008)

Average Annual Total Returns (For periods ended 6/30/2008)

	Year to Date	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 10/1/1987
Value Line Strategic Asset Management Trust	(4.39)%	(0.44)%	7.70%	9.39%	6.00%	10.66%
60%/40% S&P 500 Index: Lehman Gov’t/Credit Bond Index	(6.75)%	(4.98)%	4.18%	5.99%	4.00%	9.35%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

•	It is important to consider the Trust’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The Lehman Government/Credit Bond Index is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. Index returns are provided for comparative purposes. Please note that the indices are not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Trust.

•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Trust expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Trust will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST  1

■  Value Line Strategic Asset Management Trust (“The Trust”) (Unaudited)

Semiannual Report
To Contractowners

Trust Expenses

By investing in the Trust, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2008 and held for six months ended June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$956.10	$3.89	0.80%
Hypothetical (5% return before expenses)	$1,000	$1,020.89	$4.02	0.80%

*	Expenses are equal to the Trust’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the Trust’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

2  VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

■  Value Line Strategic Asset Management Trust

Schedule of Investments

June 30, 2008 (Unaudited)

Common Stocks — 73.7%

Shares		Value
Aerospace/Defense — 3.6%
12,000	Alliant Techsystems, Inc.*	$1,220,160
35,000	BE Aerospace, Inc.*	815,150
18,000	Boeing Co. (The)	1,182,960
19,730	DRS Technologies, Inc.	1,553,145
18,000	Esterline Technologies Corp.*	886,680
22,000	General Dynamics Corp.	1,852,400
18,500	Goodrich Corp.	878,010
21,000	L-3 Communications Holdings, Inc.	1,908,270
14,000	Lockheed Martin Corp.	1,381,240
16,000	Northrop Grumman Corp.	1,070,400
30,000	Precision Castparts Corp.	2,891,100
23,500	Raytheon Co.	1,322,580
50,000	Rockwell Collins, Inc.	2,398,000
		19,360,095
Apparel — 1.0%
54,000	Guess?, Inc.	2,022,300
28,000	Phillips-Van Heusen Corp.	1,025,360
18,000	VF Corp.	1,281,240
23,000	Warnaco Group, Inc. (The)*	1,013,610
		5,342,510
Auto Parts — 1.4%
44,000	BorgWarner, Inc.	1,952,720
13,200	Eaton Corp.	1,121,604
117,000	Johnson Controls, Inc.	3,355,560
53,000	LKQ Corp.*	957,710
		7,387,594
Bank — 1.1%
62,000	Bank of Hawaii Corp.	2,963,600
116,000	Wells Fargo & Co.	2,755,000
		5,718,600
Bank–Canadian — 0.4%
36,800	Royal Bank of Canada	1,643,856
11,284	Toronto-Dominion Bank (The)	702,655
		2,346,511
Bank–Foreign — 0.2%
70,400	Banco Bilbao Vizcaya Argentaria, S.A. ADR	1,335,488
Bank–Midwest — 0.3%
25,000	Northern Trust Corp.	1,714,250
Beverage–Soft Drink — 0.2%
21,000	Coca-Cola Co. (The)	1,091,580
Biotechnology — 0.2%
12,100	United Therapeutics Corp.*	1,182,775
Building Materials — 0.5%
30,000	Jacobs Engineering Group, Inc.*	2,421,000
Cable TV — 0.2%
27,000	Rogers Communications, Inc. Class B	1,043,820
Chemical–Basic — 1.0%
21,000	Agrium, Inc.	2,258,340
27,500	Celanese Corp. Series A	1,255,650
22,000	FMC Corp.	1,703,680
		5,217,670
Chemical–Diversified — 1.2%
17,000	Air Products & Chemicals, Inc.	$1,680,620
32,200	Albemarle Corp.	1,285,102
21,000	Monsanto Co.	2,655,240
16,000	Pall Corp.	634,880
		6,255,842
Chemical–Specialty — 2.9%
39,000	Airgas, Inc.	2,277,210
65,000	Ecolab, Inc.	2,794,350
18,500	Lubrizol Corp. (The)	857,105
8,000	Mosaic Co. (The)*	1,157,600
56,000	Praxair, Inc.	5,277,440
17,000	Sherwin-Williams Co. (The)	780,810
48,400	Sigma-Aldrich Corp.	2,606,824
		15,751,339
Computer & Peripherals — 0.7%
50,000	Hewlett-Packard Co.	2,210,500
41,000	Western Digital Corp.*	1,415,730
		3,626,230
Computer Software & Services — 1.5%
34,000	Accenture Ltd. Class A	1,384,480
15,000	ANSYS, Inc.*	706,800
58,000	Cognizant Technology Solutions Corp. Class A*	1,885,580
20,000	DST Systems, Inc.*	1,101,000
38,000	Infosys Technologies Ltd. ADR	1,651,480
63,000	Nuance Communications, Inc.*	987,210
		7,716,550
Diversified Companies — 4.8%
16,000	Acuity Brands, Inc.	769,280
73,500	AMETEK, Inc.	3,470,670
41,000	Barnes Group, Inc.	946,690
24,000	Brink’s Co. (The)	1,570,080
35,600	Danaher Corp.	2,751,880
21,000	Honeywell International, Inc.	1,055,880
71,000	ITT Corp.	4,496,430
44,000	McDermott International, Inc.*	2,723,160
16,000	Parker Hannifin Corp.	1,141,120
13,000	SPX Corp.	1,712,490
24,400	Textron, Inc.	1,169,492
36,000	United Technologies Corp.	2,221,200
13,600	Valmont Industries, Inc.	1,418,344
		25,446,716
Drug — 2.9%
17,000	Alexion Pharmaceuticals, Inc.*	1,232,500
27,400	Allergan, Inc.	1,426,170
29,000	BioMarin Pharmaceutical, Inc.*	840,420
13,400	Celgene Corp.*	855,858
38,000	Covance, Inc.*	3,268,760
66,000	Gilead Sciences, Inc.*	3,494,700
10,000	Immucor, Inc.*	258,800
25,000	Perrigo Co.	794,250
52,000	Pharmaceutical Product Development, Inc.	2,230,800
24,000	Teva Pharmaceutical Industries Ltd. ADR	1,099,200
		15,501,458
E-Commerce — 0.4%
10,800	Equinix, Inc.*	963,576
18,400	Salesforce.com, Inc.*	1,255,432
		2,219,008

See notes to financial statements.  3

■  Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Shares		Value
Educational Services — 0.6%
20,000	ITT Educational Services, Inc.*	$1,652,600
6,700	Strayer Education, Inc.	1,400,769
		3,053,369
Electrical Equipment — 1.5%
32,400	Cooper Industries Ltd. Class A	1,279,800
34,000	Emerson Electric Co.	1,681,300
43,000	FLIR Systems, Inc.*	1,744,510
24,000	General Cable Corp.*	1,460,400
27,000	Thomas & Betts Corp.*	1,021,950
7,000	W.W. Grainger, Inc.	572,600
8,000	Zoltek Companies, Inc.*	194,000
		7,954,560
Electrical Utility–Central — 0.6%
18,000	Entergy Corp.	2,168,640
20,600	ITC Holdings Corp.	1,052,866
		3,221,506
Electrical Utility–East — 1.0%
25,000	Exelon Corp.	2,249,000
21,000	FirstEnergy Corp.	1,728,930
7,000	PPL Corp.	365,890
24,000	Public Service Enterprise Group, Inc.	1,102,320
		5,446,140
Electrical Utility–West — 0.3%
33,000	Sempra Energy	1,862,850
Electronics — 1.1%
48,000	Amphenol Corp. Class A	2,154,240
33,000	Harris Corp.	1,666,170
37,000	MEMC Electronic Materials, Inc.*	2,276,980
		6,097,390
Entertainment Technology — 0.2%
23,400	Dolby Laboratories, Inc. Class A*	943,020
Environmental — 1.0%
63,500	Republic Services, Inc.	1,885,950
36,000	Stericycle, Inc.*	1,861,200
57,000	Waste Connections, Inc.*	1,820,010
		5,567,160
Financial Services–Diversified — 1.9%
12,500	BlackRock, Inc. Class A	2,212,500
26,000	Eaton Vance Corp.	1,033,760
15,000	Franklin Resources, Inc.	1,374,750
56,000	Leucadia National Corp.	2,628,640
33,000	Principal Financial Group, Inc.	1,385,010
26,000	T. Rowe Price Group, Inc.	1,468,220
		10,102,880
Food Processing — 1.4%
9,800	Bunge Ltd.	1,055,362
56,000	Flowers Foods, Inc.	1,587,040
30,000	Hormel Foods Corp.	1,038,300
12,000	McCormick & Company, Inc.	427,920
6,000	Ralcorp Holdings, Inc.*	296,640
36,000	Unilever PLC ADR	1,022,760
25,000	Wm. Wrigley Jr. Co.	1,944,500
		7,372,522
Foreign Telecommunications — 0.2%
12,300	Telefonica S.A. ADR	$978,834
Grocery — 0.1%
17,000	Ruddick Corp.	583,270
Home Appliances — 0.3%
41,000	Toro Co. (The)	1,364,070
Hotel/Gaming — 0.3%
20,000	Vail Resorts, Inc.*	856,600
28,000	WMS Industries, Inc.*	833,560
		1,690,160
Household Products — 0.7%
25,000	Church & Dwight Company, Inc.	1,408,750
13,000	Energizer Holdings, Inc.*	950,170
37,000	Tupperware Brands Corp.	1,266,140
		3,625,060
Human Resources — 0.3%
30,500	Watson Wyatt Worldwide, Inc. Class A	1,613,145
Industrial Services — 1.6%
53,000	C.H. Robinson Worldwide, Inc.	2,906,520
54,800	EMCOR Group, Inc.*	1,563,444
23,000	FTI Consulting, Inc.*	1,574,580
42,000	Geo Group, Inc. (The)*	945,000
44,400	Iron Mountain, Inc.*	1,178,820
14,000	Quanta Services, Inc.*	465,780
		8,634,144
Information Services — 1.2%
27,000	Alliance Data Systems Corp.*	1,526,850
26,000	Dun & Bradstreet Corp. (The)	2,278,640
21,000	FactSet Research Systems, Inc.	1,183,560
19,000	IHS, Inc. Class A*	1,322,400
		6,311,450
Insurance–Life — 1.1%
37,000	AFLAC, Inc.	2,323,600
56,000	Manulife Financial Corp.	1,943,760
35,000	MetLife, Inc.	1,846,950
		6,114,310
Insurance–Property & Casualty — 1.0%
15,000	ACE Ltd.	826,350
28,000	Assurant, Inc.	1,846,880
28,000	Chubb Corp. (The)	1,372,280
32,000	Sun Life Financial, Inc.	1,310,400
		5,355,910
Internet — 0.3%
2,400	Google, Inc. Class A*	1,263,408
10,000	VeriSign, Inc.*	378,000
		1,641,408

4  See notes to financial statements.

■  Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Shares		Value
Machinery — 5.1%
10,000	Bucyrus International, Inc. Class A	$730,200
17,000	Caterpillar, Inc.	1,254,940
15,000	Cummins, Inc.	982,800
23,000	Curtiss-Wright Corp.	1,029,020
23,000	Deere & Co.	1,658,990
16,000	Flowserve Corp.	2,187,200
48,000	Foster Wheeler Ltd.*	3,511,200
49,600	Gardner Denver, Inc.*	2,817,280
17,000	Graco, Inc.	647,190
42,000	IDEX Corp.	1,547,280
6,000	Kaydon Corp.	308,460
34,000	Lennox International, Inc.	984,640
53,200	Manitowoc Company, Inc. (The)	1,730,596
36,200	Robbins & Myers, Inc.	1,805,294
42,000	Roper Industries, Inc.	2,766,960
30,000	Snap-on, Inc.	1,560,300
40,000	Terex Corp.*	2,054,800
		27,577,150
Medical Services — 0.5%
4,000	Humana, Inc.*	159,080
14,000	Laboratory Corporation of America Holdings*	974,820
3,000	Pediatrix Medical Group, Inc.*	147,690
32,000	Psychiatric Solutions, Inc.*	1,210,880
		2,492,470
Medical Supplies — 4.6%
9,600	Alcon, Inc.	1,562,784
5,000	ArthroCare Corp.*	204,050
29,000	Bard (C.R.), Inc.	2,550,550
25,000	Baxter International, Inc.	1,598,500
23,000	Becton, Dickinson & Co.	1,869,900
18,500	Charles River Laboratories International, Inc.*	1,182,520
50,000	DENTSPLY International, Inc.	1,840,000
52,000	Henry Schein, Inc.*	2,681,640
50,000	Hologic, Inc.*	1,090,000
46,000	IDEXX Laboratories, Inc.*	2,242,040
27,000	Illumina, Inc.*	2,351,970
14,000	Intuitive Surgical, Inc.*	3,771,600
25,500	Owens & Minor, Inc.	1,165,095
5,000	Stryker Corp.	314,400
		24,425,049
Metals Fabricating — 0.9%
52,000	Harsco Corp.	2,829,320
28,400	Kennametal, Inc.	924,420
17,000	Shaw Group, Inc. (The)*	1,050,430
		4,804,170
Natural Gas–Distribution — 0.2%
40,950	Southern Union Co.	1,106,469
Natural Gas–Diversified — 3.1%
48,000	Energen Corp.	3,745,440
14,200	EOG Resources, Inc.	1,863,040
62,000	Equitable Resources, Inc.	4,281,720
12,000	Penn Virginia Corp.	905,040
86,110	XTO Energy, Inc.	5,899,396
		16,694,636
Oilfield Services/Equipment — 1.3%
17,000	Exterran Holdings, Inc.*	$1,215,330
74,000	FMC Technologies, Inc.*	5,692,820
		6,908,150
Packaging & Container — 0.8%
30,000	AptarGroup, Inc.	1,258,500
14,000	Ball Corp.	668,360
19,000	Greif, Inc. Class A	1,216,570
32,000	Owens-Illinois, Inc.*	1,334,080
		4,477,510
Petroleum–Integrated — 0.2%
14,800	Total S.A. ADR	1,261,996
Petroleum–Producing — 1.7%
10,000	Quicksilver Resources, Inc.*	386,400
80,700	Range Resources Corp.	5,289,078
46,000	Tenaris S.A. ADR	3,427,000
		9,102,478
Pharmacy Services — 1.2%
34,000	CVS Caremark Corp.	1,345,380
52,000	Express Scripts, Inc.*	3,261,440
36,000	Medco Health Solutions, Inc.*	1,699,200
		6,306,020
Power — 0.4%
46,600	Covanta Holding Corp.*	1,243,754
43,000	Reliant Energy, Inc.*	914,610
		2,158,364
Precision Instrument — 1.6%
21,000	Mettler Toledo International, Inc.*	1,992,060
98,000	Thermo Fisher Scientific, Inc.*	5,461,540
21,000	Waters Corp.*	1,354,500
		8,808,100
R.E.I.T. — 0.7%
71,000	Corrections Corp. of America*	1,950,370
34,000	ProLogis	1,847,900
		3,798,270
Railroad — 1.7%
26,000	Burlington Northern Santa Fe Corp.	2,597,140
32,000	Canadian National Railway Co.	1,538,560
6,800	CP Holders, Inc.	1,394,000
40,000	Kansas City Southern*	1,759,600
29,000	Norfolk Southern Corp.	1,817,430
		9,106,730
Restaurant — 1.0%
46,000	Darden Restaurants, Inc.	1,469,240
20,000	McDonald’s Corp.	1,124,400
84,750	Sonic Corp.*	1,254,300
42,000	Yum! Brands, Inc.	1,473,780
		5,321,720
Retail–Automotive — 0%
6,000	Copart, Inc.*	256,920

See notes to financial statements.  5

■  Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Shares		Value
Retail–Special Lines — 1.1%
94,000	Coach, Inc.*	$2,714,720
48,000	Dick’s Sporting Goods, Inc.*	851,520
22,000	GameStop Corp. Class A*	888,800
34,000	TJX Companies, Inc. (The)	1,069,980
12,000	Urban Outfitters, Inc.*	382,031
		5,907,051
Retail Building Supply — 0.2%
23,000	Fastenal Co.	992,680
Retail Store — 0.2%
19,000	Costco Wholesale Corp.	1,332,660
Securities Brokerage — 0.6%
8,800	Goldman Sachs Group, Inc. (The)	1,539,120
7,000	IntercontinentalExchange, Inc.*	798,000
28,500	Raymond James Financial, Inc.	752,115
		3,089,235
Shoe — 0.6%
10,000	Deckers Outdoor Corp.*	1,392,000
26,000	NIKE, Inc. Class B	1,549,860
7,000	Wolverine World Wide, Inc.	186,690
		3,128,550
Steel–General — 1.3%
40,000	Cleveland-Cliffs, Inc.	4,767,600
32,000	Nucor Corp.	2,389,440
		7,157,040
Telecommunication Services — 2.1%
46,000	American Tower Corp. Class A*	1,943,500
52,000	Crown Castle International Corp.*	2,013,960
17,000	Millicom International Cellular S.A.*	1,759,500
21,000	Mobile TeleSystems ADR	1,608,810
56,000	TW Telecom, Inc.*	897,680
65,000	Vimpel-Communications ADR	1,929,200
31,000	Vodafone Group PLC ADR	913,260
		11,065,910
Telecommunications Equipment — 0.5%
22,000	Anixter International, Inc.*	1,308,780
24,000	CommScope, Inc.*	1,266,480
		2,575,260
Tobacco — 0.2%
16,900	British American Tobacco PLC ADR	1,170,325
Trucking — 0.2%
33,000	Hunt (J.B.) Transport Services, Inc.	1,098,240
Wireless Networking — 0.5%
12,000	Itron, Inc.*	1,180,200
44,000	SBA Communications Corp. Class A*	1,584,440
		2,764,640
	Total Common Stocks (Cost $269,841,907)	$395,099,987

Principal Amount		Value
U.S. Treasury Obligations — 2.4%
$3,000,000	U.S. Treasury Notes, 4.00%, 11/15/12	$3,100,782
8,000,000	U.S. Treasury Notes, 6.13%, 11/15/27	9,566,872
	Total U.S. Treasury Obligations (Cost $11,382,213)	$12,667,654

U.S. Government Agency Obligations — 8.5%
$4,000,000	Federal Home Loan Bank, 4.25%, 9/12/08	$4,012,928
11,800,000	Federal Home Loan Bank, 3.25%, 3/25/11	11,707,653
1,000,000	Federal Home Loan Mortgage Corp., 4.25%, 7/15/09	1,013,657
2,000,000	Federal Home Loan Mortgage Corp., 5.88%, 3/21/11	2,105,778
2,000,000	Federal Home Loan Mortgage Corp., 4.50%, 1/15/13	2,036,502
437,857	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	434,646
123,031	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	121,821
213,419	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	211,321
699,860	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	692,978
1,066,920	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	1,080,244
3,510,976	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	3,578,001
2,183,537	Federal National Mortgage Association, 5.00%, 11/1/34	2,103,744
1,446,876	Government National Mortgage Association, 5.50%, 1/15/36	1,442,747
14,963,032	Government National Mortgage Association, 5.50%, 8/20/37	14,879,369
	Total U.S. Government Agency Obligations (Cost $45,052,258)	$45,421,389

Corporate Bonds & Notes — 0.9%
Financial Services–Diversified — 0.9%
$6,000,000	SLM Corp., 5.60%, 4/1/14 (1)	$4,723,620
	Total Corporate Bonds & Notes (Cost $5,972,202)	4,723,620
Total Investment Securities — 85.5% (Cost $332,248,580)		$457,912,650

Repurchase Agreements — 14.6%
$40,000,000	With Morgan Stanley, 1.50%, dated 6/30/08, due 7/1/08, delivery value $40,001,667 (collateralized by $38,600,000 U.S. Treasury Bonds 12.00%, due 8/15/13, with a value of $40,813,137)	$40,000,000

6  See notes to financial statements.

■  Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Principal Amount		Value
$38,400,000	With State Street Bank & Trust, 1.05%, dated 6/30/08, due 7/1/08, delivery value $38,401,120 (collateralized by $39,545,000 U.S. Treasury Bills 2.10%, due 12/11/08, with a value of $39,170,289)	$38,400,000
Total Repurchase Agreements (Cost $78,400,000)		78,400,000
Excess Of Liabilities Over Cash And Other Assets — (–0.1%)		(613,510)
Net Assets — 100.0%		$535,699,140
Net Asset Value Per Outstanding Share ($535,699,140 ÷ 23,671,155 shares outstanding)		$22.63

*	Non-income producing.

(1)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.

ADR	American Depositary Receipt.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157“), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$428,644,159	—
Level 2 — Other Significant Observable Inputs	107,668,491	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$536,312,650	—

*	Other financial instruments include futures, forwards and swap contracts.

For the period ending 6/30/08, there were no Level 3 investments.

See notes to financial statements.  7

■  Value Line Strategic Asset Management Trust

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

ASSETS:
Investment securities, at value (Cost — $332,248,580)	$457,912,650
Repurchase agreements (Cost — $78,400,000)	78,400,000
Cash	77,447
Interest and dividends receivable	838,980
Receivable for trust shares sold	87,540
Prepaid expenses	46,244
Total Assets	537,362,861
LIABILITIES:
Payable for securities purchased	1,130,789
Payable for trust shares repurchased	175,739
Accrued expenses:
Advisory fee	227,233
Service and distribution plan fees	113,634
Trustees’ fees and expenses	9,643
Other	6,683
Total Liabilities	1,663,721
Net Assets	$535,699,140
NET ASSETS CONSIST OF:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 23,671,155 shares)	$236,712
Additional paid-in capital	309,250,077
Undistributed net investment income	8,643,260
Accumulated net realized gain on investments	91,905,350
Net unrealized appreciation of investments and foreign currency translations	125,663,741
Net Assets	$535,699,140
Net Asset Value Per Outstanding Share ($535,699,140 ÷ 23,671,155 shares outstanding)	$22.63

Statement of Operations

Six Months Ended
June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$2,122,249
Dividends (net of foreign withholding tax of $54,415)	2,072,582
Total Income	4,194,831
Expenses:
Advisory fee	1,386,340
Service and distribution plan fees	1,109,072
Auditing and legal fees	72,155
Custodian fees	43,191
Trustees’ fees and expenses	22,131
Other	9,681
Total Expenses Before Custody Credits and Fees Waived	2,642,570
Less: Service and Distribution Plan Fees Waived	(415,902)
Net Expenses	2,226,668
Net Investment Income	1,968,163
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net Realized Gain	26,299,426
Change in Net Unrealized Appreciation/(Depreciation)	(54,880,802)
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(28,581,376)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(26,613,213)

8  See notes to financial statements.

■  Value Line Strategic Asset Management Trust

Statement of Changes in Net Assets

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Operations:
Net investment income	$1,968,163	$6,660,777
Net realized gain on investments	26,299,426	65,447,896
Change in net unrealized appreciation/(depreciation)	(54,880,802)	17,527,233
Net increase/(decrease) in net assets from operations	(26,613,213)	89,635,906
Distributions to Shareholders:
Net investment income	—	(5,889,470)
Net realized gain from investment transactions	—	(67,368,056)
Decrease in net assets from distributions to shareholders	—	(73,257,526)
Trust Share Transactions:
Proceeds from sale of shares	3,850,985	8,576,426
Proceeds from reinvestment of dividends and distributions to shareholders	—	73,257,526
Cost of shares repurchased	(46,671,360)	(121,753,864)
Net decrease in net assets from trust share transactions	(42,820,375)	(39,919,912)
Total Decrease in Net Assets	(69,433,588)	(23,541,532)

NET ASSETS:
Beginning of period	605,132,728	628,674,260
End of period	$535,699,140	$605,132,728
Undistributed net investment income, at end of period	$8,643,260	$6,675,097

See notes to financial statements.  9

■  Value Line Strategic Asset Management Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2008 (unaudited)		Years Ended December 31,
			2007	2006	2005	2004	2003
Net asset value, beginning of period	$23.67		$23.16	$22.22	$20.46	$18.30	$15.82
Income from investment operations:
Net investment income	.10		.28	.24	.20	.09	.07
Net gains or (losses) on securities (both realized and unrealized)	(1.14)		3.22	1.23	1.65	2.13	2.53
Total from investment operations	(1.04)		3.50	1.47	1.85	2.22	2.60
Less distributions:
Dividends from net investment income	—		(.24)	(.21)	(.09)	(.06)	(.12)
Distributions from net realized gains	—		(2.75)	(.32)	—	—	—
Total distributions	—		(2.99)	(.53)	(.09)	(.06)	(.12)
Net asset value, end of period	$22.63		$23.67	$23.16	$22.22	$20.46	$18.30
Total return*	(4.39	)%(3)	15.28%	6.85%	9.08%	12.19%	16.53%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$535,699		$605,133	$628,674	$711,012	$773,541	$788,773
Ratio of expenses to average net assets (1)	.95	%(4)	.95%	.97%	.95%	.94%	.96%
Ratio of expenses to average net assets (2)	.80	%(4)	.78%	.88%	.95%	.94%	.96%
Ratio of net investment income to average net assets	.71	%(4)	1.06%	.87%	.84%	.42%	.35%
Portfolio turnover rate	11	%(3)	26%	26%	33%	41%	30%

*	Total returns do not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total returns for all periods shown.

(1)	Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the waiver of a portion of the service and distribution plan fees by the Distributor, would not have changed for the periods shown.

(2)	Ratio reflects expenses net of the waiver of a portion of the service and distribution plan fees by the Distributor and net of the custody credit arrangement.

(3)	Not annualized.

(4)	Annualized.

10  See notes to financial statements.

■  Value Line Strategic Asset Management Trust

Notes to Financial Statements

June 30, 2008 (Unaudited)

1.    Significant Accounting Policies

Value Line Strategic Asset Management Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the “Adviser”), deems appropriate.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A) Security Valuation

Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Trustees may determine in good faith. In addition, the Trust may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements

In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

(D) Dividends and Distributions

It is the Trust’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(E) Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are

■  Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2008 (Unaudited)

recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(F) Foreign Currency Translation

The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Trust, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain/ (loss) on investments and changes in unrealized appreciation/ (depreciation) on investments.

(G) Representations and Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts

The Trust owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes

The Trust may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Trust will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

2. Trust Share Transactions, Dividends and Distributions

Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Shares sold	171,065	359,185
Shares issued in reinvestment of dividends and distributions	—	3,130,664
Shares repurchased	(2,066,205)	(5,067,551)
Net decrease	(1,895,140)	(1,577,702)
Dividends per share from net investment income	$—	$0.241
Distributions per share from net realized gains	$—	$2.754

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Six Months Ended June 30, 2008 (Unaudited)
PURCHASES:
U.S. Treasury and U.S. Government Agency Obligations	$11,505,003
Other Investment Securities	39,996,107
$51,501,110
SALES:
U.S. Treasury and U.S. Government Agency Obligations	$13,000,000
Other Investment Securities	93,006,828
$106,006,828

■  Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2008 (Unaudited)

4.    Income Taxes (unaudited)

At June 30, 2008, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$410,648,580
Gross tax unrealized appreciation	$137,770,745
Gross tax unrealized depreciation	(12,106,675)
Net tax unrealized appreciation on investments	$125,664,070

5. Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates

An advisory fee of $1,386,340 was paid or payable to Value Line, Inc. (the “Adviser”), the Trust’s investment adviser, for the six months ended June 30, 2008. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust’s Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of Value Line, Inc., in advertising, marketing, and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.40% of the Trust’s average daily net assets. For the six months ended June 30, 2008, fees amounting to $1,109,072, before fee waivers, were accrued under the Plan. Effective May 1, 2007 and 2008, the Distributor contractually agreed to waive 0.15% of the Trust’s 12b-1 fee for one year periods. The fees waived amounted to $415,902. The Distributor has no right to recoup previously waived amounts.

Certain officers and directors of the Adviser and Distributor are also officers and Trustees of the Trust.

6. Subsequent Event

On June 30, 2008, Value Line, Inc. reorganized its investment management division into EULAV Asset Management, LLC (”EULAV“), a newly formed wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line, Inc. to EULAV and EULAV replaced Value Line, Inc. as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

■ Value Line Strategic Asset Management Trust Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Strategic Asset Management Trust (Unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees, including a majority of Trustees who are not interested persons of the Value Line Strategic Asset Management Trust (the “Fund”), as that term is defined in the 1940 Act (the “Independent Trustees”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, Value Line, Inc.1 (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Trustees met in executive sessions separately from the non-Independent Trustee of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees.

Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Trustees, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all mixed-asset target allocation growth funds underlying variable insurance products regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage (none of which was effected through any affiliate of Value Line); and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Trustees reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 8 other mixed-asset target allocation growth funds underlying variable insurance products, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other mixed-asset target allocation growth funds underlying variable insurance products (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the Lipper Mixed-Target Allocation Growth Index (the “Lipper Index”). In the separate executive session, the Independent Trustees also reviewed information regarding: (a) Value Line’s financial results and condition, including Value Line’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment management staffing; and (c) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

1 On June 30, 2008, Value Line, Inc., the Fund’s former investment adviser, reorganized its investment management division into EULAV Asset Management, LLC, a newly formed wholly-owned subsidiary located at 220 East 42nd Street, New York, NY 10017. As part of the reorganization, the Fund’s investment advisory agreement was transferred from Value Line to EULAV and EULAV replaced Value Line as the Fund’s investment adviser. Value Line, Inc. is referred to as the investment adviser in this document because at the time of the meeting of the Board of Trustees discussed herein Value Line, Inc. remained the Fund’s investment adviser.

■ Value Line Strategic Asset Management Trust Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Strategic Asset Management Trust (Unaudited) (Continued)

Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund outperformed both the Performance Universe average and the Lipper Index for the one-year, three-year, five-year and ten-year periods ended December 31, 2007. The Board also noted that the Fund’s outperformance of the Performance Universe average and the Lipper Index for the one-year period ended December 31, 2007 was significant.

Value Line’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Trustees also engaged in discussions with Value Line’s senior management responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Board concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Fund’s management fee rate for the most recent fiscal year was lower than both the Expense Group average and the Expense Universe average. Based on these factors, the Board determined that the Fund’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective May 23, 2006, Value Line Securities, Inc., the Fund’s principal underwriter, voluntarily agreed to waive a portion of the Fund’s Rule 12b-1 fee, effectively reducing the Fund’s Rule 12b-1 fee rate from 0.40% to 0.25% of the Fund’s average daily net assets. The Board also noted that Value Line Securities, Inc. contractually agreed to waive the same percentage of the Fund’s Rule 12b-1 fee for a one-year period ended April 30, 2008 so that it could not be changed without the Board’s approval during the contractual waiver period, and that Value Line Securities, Inc. has agreed to extend this contractual 12b-1 fee waiver through April 30, 2009. As a result of this contractual Rule 12b-1 fee waiver, the Board noted that the Fund’s total expense ratio (after giving effect to this waiver) was less than that of both the Expense Group average and the Expense Universe average and concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Fund’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability. The Board considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during prior years. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each fund, Value Line’s reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, Value Line’s termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Fund, including the financial results derived from the Fund, were within a range the Board considered reasonable.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

■ Value Line Strategic Asset Management Trust Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Strategic Asset Management Trust (Unaudited) (Continued)

Fees and Services Provided for Other Comparable Funds/Accounts Managed by Value Line and its Affiliates. In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by Value Line that Value Line and its affiliates do not manage any investment companies comparable to the Fund.

Conclusion. The Board, in light of Value Line’s overall performance, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

■  Value Line Strategic Asset Management Trust

Form N-Q

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date: September 3, 2008